AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 6, 2009.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 116	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 117	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on December 4, 2009 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 49 to its Registration Statement until December 4, 2009. Post-Effective Amendment No. 66 to the Trust’s Registration Statement relates to the PowerShares Ireland Portfolio, which was created pursuant to Post-Effective Amendment No. 49 to the Trust’s Registration Statement filed on June 6, 2008.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 66, 70, 73, 76, 79, 82, 85, 89, 91, 94, 97, 100, 103, 106, 109, 114 and 116 to the Trust’s Registration Statement filed on August 15, 2008, September 12, 2008, October 10, 2008, November 7, 2008, December 5, 2008, January 2, 2009, January 30, 2009, February 27, 2009, March 27, 2009, April 24, 2009, May 22, 2009, June 19, 2009, July 17, 2009, August 14, 2009, September 11, 2009, October 9, 2009 and November 6, 2009, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 49 under the Securities Act of 1933 and Amendment No. 50 under the Investment Company Act of 1940, filed on June 6, 2008 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 6th day of November, 2009.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond
Title: H. Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ H. Bruce Bond	President and Chairman	November 6, 2009
H. Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer,	November 6, 2009
Bruce T. Duncan	Treasurer and Secretary

*/s/ Ronn R. Bagge	Trustee	November 6, 2009
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	November 6, 2009
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	November 6, 2009
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	November 6, 2009
Donald S. Wilson

*By: /s/ H. Bruce Bond		November 6, 2009
H. Bruce Bond
Attorney-In-Fact